Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Name
Total due to related parties	$ 3,379,263	$ 19,723
Mr. Gang Lai [Member]
Name
Total due to related parties	3,379,263
Mrs. Lin Yang [Member]
Name
Total due to related parties		$ 19,723